Related party transactions - Transactions with related parties and balances outstanding (Details) - ZAR (R)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Sales of goods and services	R 0	R 22,263,000	R 78,564,000
Purchases of goods and services	8,277,000	11,206,000	35,595,000
Corporate and social investment	0	0	257,000
Year-end balance of receivables (included in trade and other receivables – note 10)	0	0	11,144,000
Year-end balance of payables (included in trade and other payables – note 16)	0	0	3,209,000
Provisions held against related party receivables			1,000,000
Imperial Group Limited | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Sales of goods and services	0	22,263,000	78,564,000
Purchases of goods and services	0	5,929,000	28,447,000
Year-end balance of receivables (included in trade and other receivables – note 10)	0	0	11,144,000
Year-end balance of payables (included in trade and other payables – note 16)	0	0	842,000
TPF Investments Proprietary Limited | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Purchases of goods and services	8,277,000	5,277,000	7,148,000
Year-end balance of payables (included in trade and other payables – note 16)	0	0	0
Heartbeat centre for community development | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Corporate and social investment	0	0	257,000
C Tasker | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Year-end balance of payables (included in trade and other payables – note 16)	R 0	R 0	R 2,367,000